NON-CONTROLLING INTERESTS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued value	$ 882,000
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				37.64%
Ming Chao Huang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued value	$ 1,627,729	$ 1,627,729	$ 1,627,729
Ming Chao Huang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		42.00%	42.00%